Fixed assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of fixed assets,net

Fixed assets consist of the following:

	At December 31,
	2024	2023	2022
	(In Euros)
Software (ERP Implementation)	€87,800	€87,800	€87,800
Computer	37,841	35,971	31,307
Furniture and fixtures	15,604	13,005	4,676
Total fixed assets	141,245	136,776	123,783
Less: accumulated depreciation and amotization	(98,323)	(53,799)	(12,144)
Fixed assets, net	€42,922	€82,977	€111,639